Provisions and Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
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Summary of Provisions and Other Non-Current Liabilities

The components of provisions and other non-current liabilities include the following:

	June 30,	December 31,
(millions of U.S. dollars)	2026	2025
Net defined benefit plan obligations	449	504
Deferred compensation and employee incentives	78	75
Provisions	64	64
Other non-current liabilities	6	13
Total provisions and other non-current liabilities	597	656